ACQUISITIONS/DIVESTITURES - Other Disposal Groups (Details) $ in Millions				3 Months Ended								12 Months Ended
	Oct. 01, 2014	Jan. 23, 2014 USD ($)	Sep. 10, 2013 USD ($)	Dec. 31, 2016 USD ($) item	Mar. 31, 2016 item	Dec. 31, 2015 item	Jun. 30, 2015 item	Mar. 31, 2015 item	Dec. 31, 2014 item	Sep. 30, 2014 item	Jun. 30, 2014 item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Industry Standard x86 Server Portfolio | Disposal group disposed of by sale, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transaction price for sale of business		$ 2,100
Approximate amount of transaction price received in cash		$ 1,800
Pre-tax gain/(loss) on sale of business												$ 57	$ 63
Expected pre-tax gain (loss) on sale of business				$ 1,600								1,600
Disposal group expected total gain (loss) on sale, net of associated costs				1,300								1,300
Cumulative gain on sale of business, net of transition and performance-based costs				1,200								1,200
Industry Standard x86 Server Portfolio | Minimum | Disposal group disposed of by sale, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transition service agreement duration	1 year
Industry Standard x86 Server Portfolio | Maximum | Disposal group disposed of by sale, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group equity consideration ownership (as a percent)		5.00%
Transition service agreement duration	3 years
Customer Care Business Process Outsourcing Services | Disposal group disposed of by sale, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transaction price for sale of business			$ 501
Approximate amount of transaction price received in cash			430
Amount of transaction price received in stock			$ 71
Pre-tax gain/(loss) on sale of business													7	$ 202
Cumulative pre-tax gain/(loss) on sale of business				$ 213								213
Customer Care Business Process Outsourcing Services | Maximum | Disposal group disposed of by sale, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group equity consideration ownership (as a percent)			5.00%
Others
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain/(loss) on sale of business												$ 42	$ 81	$ 132
Software Product-Related Divestitures
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of divestitures | item					4	3	1	2	2	4	1
Service-Related Offerings
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of divestitures | item				1
Global Business Services Offerings
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of divestitures | item							1				1